Stockholders’ Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stockholders’ Equity

8.     Stockholders’ Equity

On March 24, 2020, the Company announced that its Board of Directors had authorized a share repurchase program for its common and/or its preferred shares of up to $50,000. Shares may be purchased from time to time in open market or privately negotiated transactions, which may include derivative transactions, at times and prices that are considered to be appropriate by the Company and the program may be discontinued at any time.

On June 22, 2020, the Company announced a one-for-five (1-for-5) reverse stock split of the Company’s common shares which was approved by its shareholders at the annual meeting on May 28, 2020. The reverse stock split became effective on July 1, 2020. The par value of each common share was adjusted from $1.00 per common share to $5.00 per common share. The reverse share split affected all common shares and reduced the number of authorized common shares from 175,000,000 to 35,000,000 and the number of outstanding common shares of the Company from 94,005,410 to 18,801,108 as of July 1, 2020. In connection with these reverse stock split 33.2 fractional shares were cashed out. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

During the first half of 2021, the Company acquired a treasury stock 19,836 common shares for a total amount of $168. As of June 30, 2020, the Company acquired as treasury stock, 413,533 common shares for a total amount of $5,071.

On May 5, 2021, the Board of Directors of the Company authorized the issuance and sale of up to $50,000 of the Company’s common shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares. During the first half of 2021, the Company sold 320,599 common shares from its treasury stock, 11,411 of its Series D Preferred Shares, 33,188 of its Series E Preferred Shares, 184,585 of its Series F Preferred Shares and issued 1,243,337 common shares for net proceeds of $19,592. During the first half of 2020, the Company issued 172,227 common shares for net proceeds of $3,461.

On February 1, 2021, and April 30, 2021, the Company paid dividends of $0.59375 per share, $7,125 in aggregate, on its 9.50% Series F Preferred Shares. On January 30, 2020, and April 30, 2020, the Company paid dividends of $0.55469 per share, $2,219 in total, on its 8.875% Series C Preferred Shares and $0.59375 per share, $7,125 in total, on its 9.50% Series F Preferred Shares.

On March 1, 2021, and May 28, 2021, the Company paid dividends of $0.54687 per share, $3,752 in total, on its 8.75% Series D Preferred Shares and $0.57812 per share $5,330 in total, on its Series E Preferred Shares. On February 28, 2020, and May 29, 2020, the Company paid dividends of $0.54687 per share, $3,747 in total, on its 8.75% Series D Preferred Shares and $0.57812 per share $5,319 in total, on its Series E Preferred Shares.

On June 26, 2020, the Company paid a dividend of $0.375 per common share, of $7,102 in total, to common stockholders and $654 in total, to Series G shareholders.

On June 29, 2021, the Company declared a dividend of $0.10 per common share payable on July 20, 2021.

In the second quarter of 2020, Mare Success S.A, owned 51% by the Company, increased its paid-in capital by $8,163, of which $4,163 constituted the 51% portion contributed by the Company and the $4,000 constituted the 49% portion contributed by Polaris Oil Shipping Inc. (“Polaris”), an affiliate of Flopec Petrolera Ecuatoriana (“Flopec”). After the recapitalization, the shareholding of Mare Success S.A. remained at 51% owned by the Company and 49% owned by Polaris. The additional paid-in capital was made to finance part of the intragroup sale of vessels, in particular, the handysize tankers, Byzantion and Bosporos. During the second quarter of 2020, the Company transferred the net assets of Byzantion and Bosporos to Mare Success. S.A. The Company accounted for the transaction at the carrying amounts of the net assets.

In September 2019, the Company entered into a share purchase agreement for the private placement of 3,500,000 Series G Redeemable Convertible Perpetual Preferred Shares, par value $1.00 per share and liquidation preference $10.00 per share (the “Series G Convertible Preferred Shares”), at a purchase price of $10.00 per share, raising $33,984, net of structuring fee and other expenses. The Series G Convertible Preferred Shares have a stated coupon rate of 0%, subject to adjustment in the event of a cross-default or failure to redeem on any redemption date and participate on an as-converted basis in dividends declared and paid on the Company’s common shares.

The Series G Convertible Preferred Shares are convertible at any time, at the option of the holder, at a conversion price of $15.00 per share, representing a conversion rate of two-thirds of a common share per Series G Convertible Preferred Share.  All or a portion of the Series G Convertible Preferred Shares will automatically convert into common shares at the conversion rate if the trading price of the Company’s common shares exceed certain levels between 130% and 170% of the conversion price. The holders, however, will be prohibited from converting the Series G Convertible Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day notice is delivered to the Company.

The conversion price is subject to customary anti-dilution and other adjustments relating to the issuance of common shares as a dividend or the subdivision, combination, or reclassification of common shares into a greater or lesser number of common shares. The Company may also redeem in full or in part the Series G Convertible Preferred Shares prior to September 1, 2020, for cash, at the as-converted value of the Series G Convertible Preferred Shares, if the trading price of the common shares exceeds certain levels.

The Series G Convertible Preferred Shares did not generate a beneficial conversion feature (BCF) upon issuance as the fair value of the Company’s common shares was lower than the conversion price. The Series G Convertible Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments. Additionally, the Company determined that the nature of the Series G Convertible Preferred Shares was more akin to an equity instrument and that the economic characteristics and risks of the embedded conversion options were clearly and closely related to the Series G Convertible Preferred Shares. As such, the conversion options were not required to be bifurcated from the equity host under ASC 815, Derivatives and Hedging. The Company also determined that the redemption call option did meet the definition of a derivative, but that the value of the derivative was zero due to the expectations under which the call option would be exercised. On September 1, 2020, the redemption call option expired unexercised.

On December 23, 2019, and January 15, 2020, 875,000 and 10,000 Series G Convertible Preferred Shares converted into 583,333 and 6,667 common shares, respectively.

The holders of the Series G Convertible Preferred Shares generally do not have voting rights. The Series G Convertible Preferred Shares rank pari passu with the Company’s other outstanding series of preferred shares and senior to the Company’s common shares with respect to dividend distributions and distributions upon any liquidation event.

On February 1, 2021 (the “Initial Redemption Date”), the Company redeemed 1,798,651 Series G Convertible Preferred Shares in exchange for 1,900,000 Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping Company S.A. (“Shyris Shipping”), a wholly owned subsidiary of the Company, par value $0.001 per share, each with a liquidation preference of $10.00 per share. The difference between the carrying value of the redeemed Series G Convertible Preferred shares and the fair value of the Shyris Shipping Company Preferred Shares, amounting to $1,713 was recognized as a deemed dividend to the holders of the Series G Convertible Preferred Shares, and has been considered in the calculation of Loss per Common Share in the first half of 2021 (Note 10).

The redemption price at which the Series G Convertible Preferred Shares exchanged was the higher of 95% of the as-converted value of the Series G Convertible Preferred Shares, based on a six-month volume weighted average price (“VWAP”) of the Company’s common shares, or a price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares, taking into account all dividends actually received on the Series G Convertible Preferred Shares. If certain limitations intended to ensure Shyris Shipping’s compliance with Section 883 of the Internal Revenue Code of 1986, as amended, cease to apply prior to the fifth anniversary of the Series G Closing Date, some or all of the Series G Convertible Preferred Shares that remain outstanding as of that date will be mandatorily redeemed for Shyris Shipping Preferred Shares (or to the extent the aggregate mandatory redemption price of such Series G Convertible Preferred Shares, together with all Series G Convertible Preferred Shares previously redeemed for Shyris Shipping Preferred Shares, exceeds $35,000, converted into common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash). After the fifth anniversary of the share purchase agreement, any Series G Convertible Preferred Shares will automatically convert into the Company’s common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash) or be redeemed for Shyris Shipping Preferred Shares. The Series G Convertible Preferred shareholders will also have the right to require the Company to redeem the Series G Convertible Preferred Shares for cash, in the event of non-compliance with certain requirements relating to Shyris Shipping. The Company had 816,349 Series G Redeemable Convertible Perpetual Preferred shares outstanding as of June 30, 2021.

The Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping (the “Shyris Shipping Preferred Shares”), are entitled to receive cumulative semi-annual dividends from Shyris Shipping at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year, as, when and if declared by the Shyris Shipping Board of Directors. Shyris Shipping paid the first dividend on the Shyris Shipping Preferred Shares amounting to $111 in the period ended June 30, 2021. As long as Shyris Preferred Shares are outstanding, Shyris Shipping cannot declare or pay dividends to the Company or incur additional indebtedness without the consent of the holder of Shyris Shipping Preferred Shares.

The initial liquidation preference of the Shyris Shipping Preferred Shares is $10.00 per share, subject to certain customary adjustments. Upon any liquidation or dissolution of Shyris Shipping, holders of Shyris Shipping Preferred Shares will be entitled to receive, on a pro rata basis, the liquidation preference of the Shyris Shipping Preferred Shares, plus an amount equal to accumulated and unpaid dividends ratably with any pari passu securities, after satisfaction of all liabilities to Shyris Shipping creditors, before any distribution is made to or set aside for the holders of junior shares, including the common shares of Shyris Shipping owned by the Company.

The holders of the Shyris Shipping Preferred Shares have no right to vote on matters on which shareholders of the Company are entitled to vote. The holders of the Shyris Shipping Preferred Shares generally do not have any other voting rights, however, in the event that six semi-annual dividends, whether consecutive or not, payable on Shyris Shipping Preferred Shares are in arrears, the holders of Shyris Shipping Preferred Shares, will have the right, voting separately as a class, to elect one member of Shyris Shipping’s board of directors and the affirmative vote or consent of the holders of at least two-thirds of the outstanding Shyris Shipping Preferred Shares, voting as a single class, are required for Shyris Shipping to take certain actions.

The Shyris Shipping Preferred Shares are non-convertible and perpetual, and are redeemable by Shyris Shipping, in whole or in part, at redemption prices that decline over time from 112.5% to 100% of the deemed issuance price, plus any accrued and unpaid dividends. The Shyris Shipping Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments and their value of $19,000 upon issuance was included in non-controlling interest in the accompanying interim Consolidated Balance Sheets as at June 30, 2021. Additionally, the Company determined that the economic characteristics and risks of the embedded redemption features were clearly and closely related to the host contract, apart from the feature discussed below.

If Shyris Shipping, directly or indirectly, sells or otherwise voluntarily disposes of a vessel, including any of the four conventional tankers its wholly-owned subsidiaries currently own, or a stake in any vessel owning company or causes a vessel to be damaged or a charter or management agreement relating to any vessel to be terminated or breached, then all net proceeds (after payment of related expenses and associated debt) received therefrom is required to be used to redeem Shyris Shipping Preferred Shares on a pro rata basis. The Company determined that the redemption feature did meet the definition of a derivative, but the fair value of the instrument is zero due to the expectations under which the feature would be exercised.